Intangible Assets - Sensitivity of VIU Changes to Current Assumptions (Details) - Personal Financial Services - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Goodwill [Line Items]
Carrying value	£ 8,860	£ 8,433
Value in use	10,752	9,100
Headroom	£ 1,892	£ 667
Increase in discount rate	2.39%	0.68%
Decrease in cash flows	18.00%	7.00%